Consolidated Statements of Stockholders' Equity (Unaudited) (USD $)	Total	Common Stock	Additional paid-in capital	Statutory and surplus reserves	Accumulated other comprehensive income	Retained earnings
Beginning Balance at Dec. 31, 2009	$ 53,378,309	$ 37,089	$ 14,920,899	$ 2,605,901	$ 2,110,270	$ 33,704,150
Beginning Balance, (Shares) at Dec. 31, 2009		37,089,370
Net income	25,688,592					25,688,592
Foreign currency translation adjustments	2,317,595				2,317,595
Appropriation to reserves				1,979,953		(1,979,953)
Share-based compensation	1,253,858		1,253,858
Reclassification	(1,294,142)		(1,294,142)
Private placement	1,753,861	1,030	1,752,831
Private placement (Shares)		1,029,970
Shares issued for the payment of placement service		35	(35)
Shares issued for the payment of placement service (Shares)		35,000
Balance at Dec. 31, 2010	83,098,073	38,154	16,633,411	4,585,854	4,427,865	57,412,789
Balance, (Shares) at Dec. 31, 2010		38,154,340
Net income	31,190,530					31,190,530
Foreign currency translation adjustments	4,481,290				4,481,290
Appropriation to reserves				2,265,148		(2,265,148)
Share-based compensation	1,640,355		1,640,355
Dividend on preferred stock	(1,250,000)					(1,250,000)
Accretion of preferred stock to redemption	(2,640,037)					(2,640,037)
Balance at Dec. 31, 2011	116,520,211	38,154	18,273,766	6,851,002	8,909,155	82,448,134
Balance, (Shares) at Dec. 31, 2011		38,154,340
Net income	19,490,420					19,490,420
Foreign currency translation adjustments	651,779				651,779
Share-based compensation	471,452		471,452
Accretion of preferred stock to redemption	(3,782,283)					(3,782,283)
Balance at Sep. 30, 2012	$ 133,351,579	$ 38,154	$ 18,745,218	$ 6,851,002	$ 9,560,934	$ 98,156,271
Balance, (Shares) at Sep. 30, 2012		38,154,340